Shareholders' Equity	12 Months Ended
Mar. 31, 2026
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 – SHAREHOLDERS’ EQUITY

Ordinary shares

On January 26, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to sell 5,970,152 of its ADSs, at a purchase price of $0.67 per ADS, or 597,015 ADSs at a purchase price of $6.70 per ADS on an adjusted basis reflecting the Reverse Split (See Note 15), for gross proceeds of approximately $4.0 million. The Company received gross proceeds in full from the investors, and all of the ADSs were issued on January 30, 2024.

Initial public offering

On January 13, 2022, the Company closed its IPO of 6,250,000 ADSs at a public offering price of $4.00 per ADS, which included 250,000 ADSs issued pursuant to the partial exercise of the underwriters’ over-allotment option. Each ADS represents one ordinary share of the Company. Upon the Reverse Split effected on November 15, 2024, each ADS represents ten ordinary shares of the Company, and the IPO’s ADSs and per ADS was retroactively restated to 625,000 ADSs at a public offering price of $40.00 per ADS, which included 25,000 ADSs issued pursuant to the partial exercise of the underwriters’ over-allotment option. The closing for the sale of the over-allotment shares took place on February 21, 2022. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment ADSs, totaled $25.0 million, before deducting underwriting discounts and other related expenses. Net proceeds of the Company’s IPO, including the over-allotment, were approximately $21.4 million. In connection with the IPO, the Company’s ADSs began trading on the Nasdaq Capital Market under the symbol “TKLF” on January 18, 2022.

Reverse Split of ADSs

On October 21, 2024, the Company approved a change of the ratio of its ADSs to its ordinary shares from one ADS representing one ordinary share to one ADS representing 10 ordinary shares. The ratio change resulted in a reverse split on the Company’s ADSs on the basis of one new ADS for every 10 old ADSs held. As a result of the reverse split, the Company’s ADSs and per ADS as reflected in the consolidated financial statements have been retroactively restated as if the transaction occurred at the beginning of the periods presented. The ordinary shares of the Company were not affected by this change in the ADS to ordinary share ratio. The ADS ratio change became effective on November 15, 2024 (the “Reverse Split”).

Capital reduction

On June 27, 2024, the shareholders of the Company approved a capital reduction at the annual general meeting, and the amount of capital reduced by ¥1,856,786,684 ($15,870,723) from ¥1,955,786,684 ($16,716,839) to ¥99,000,000 ($846,116). All of the ¥1,856,786,684 ($15,870,723) of capital reduced was designated as additional paid-in capital reserve. The reduction of capital became effective on July 15, 2024.

On March 14, 2025, the shareholders of the Company approved another capital reduction at the extraordinary general meeting, and the amount of capital reduced further by ¥91,221,358 ($779,707) from ¥101,221,358 ($860,857) to ¥10,000,000 ($81,150). All of the ¥91,221,358 ($779,707) of capital reduced was designated as additional paid-in capital reserve. The reduction of capital became effective on March 21, 2025.

Restricted net assets

The Company is restricted in its ability to transfer a portion of its net assets, equivalent to its share capital to its shareholders in the form of loans, advances, or cash dividends. The payment of dividends by the Company organized in Japan is subject to limitations, procedures, and formalities. Regulations in Japan currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in Japan. As of March 31, 2026 and 2025, the total restricted net assets of the Company amounted to $27,027,266 and $27,027,266, respectively.

Cash Dividends

On September 25, 2025, the board of directors of the Company approved an interim dividend of JPY1.890 per share. The cash dividend was expected to be payable on or about December 19, 2025, to all shareholders of record as of September 30, 2025 (Japan Standard Time), with an American depositary receipt record date of September 30, 2025 (Eastern Time). On December 19, 2025, the Company made the aggregate dividend payment of $530,957 (¥79,999,557) to its shareholders out of the retained earnings balance.